Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill by Reporting Units

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010, 2011 and 2012, consisted of the following:

	China	Japan	U.S. and Canada	Total
Balance, as of January 1, 2011	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983